Stock-Based Compensation - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to stock-based compensation cost	$ 9.7
Estimated weighted average amortization, period of recognition	1 year 10 months 24 days
Restricted stock units outstanding (in shares)	3,162,437	4,261,508	4,137,592
Restricted stock units granted (in shares)	800,437	1,714,094
Restricted stock units vested (in shares)	874,835	745,787
Unvested restricted stock units cancelled (in shares)	1,024,673	844,391
Average closing price period	20 days	20 days
Restricted Stock Units Service Vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units granted (in shares)	24,006	617,793
Restricted stock units vested (in shares)	304,591	242,964
Restricted Stock Units Performance Vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units granted (in shares)	273,258	383,182
Restricted stock units vested (in shares)	207,271
Unvested restricted stock units cancelled (in shares)	169,816
Restricted Stock Units (Market Condition) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units vested (in shares)	362,973	218,473
Long Term Incentive Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
LTI units granted (in shares)	458,484	456,995
Restricted stock units vested (in shares)	129,549	153,667
2001 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issue of shares authorized (in shares)	45,077,100
Percentage of grants exercised after first year (as percent)	25.00%
Percentage of grants exercised after second year (as percent)	25.00%
Percentage of grants exercised after third year (as percent)	50.00%
Restricted stock units outstanding (in shares)	520,632
Long-Term Incentive Plan 2006 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units outstanding (in shares)	2,641,805
LTI units granted (in shares)	14,347,871